Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Patents

4. Intangible assets:

Intangible assets, net consists of the following at December 31:

	Weighted Average Amortization Period (Years)	2015	2014
Technology	2	$ 6,745	$ 6,745
Less accumulated amortization		(6,154)	(5,812)
		$ 591	$ 933

The nature of the underlying technology of our intangible assets can be referred to as "transaction-enabling," "digital authentication" and "business process work flow." This technology includes various forms of electronic signature methods, such as handwritten, biometric, click-to-sign and others, as well as technologies related to signature verification, authentication, cryptography and the logging of audit trails to prove signers' intent. Our technologies enable the appending of secure, legal and regulatory compliant electronic signatures coupled with an enhanced user experience at a fraction of the time and cost required by traditional, paper-based processes for signature capture. The Company does not foresee any effects of obsolescence or significant competitive pressure on its current or future products, anticipates increasing demand for products utilizing its technology, and believes that the current markets for its products based on technology will remain constant or will grow over the remaining useful lives assigned to its intangible assets because of business environments encouraging the use of electronic signatures.